ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Sep. 30, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Note 11 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of	As of
	September 30, 2022	March 31, 2021
	USD	USD
Accrued payroll and benefits	340,892	114,839
Professional fees and other accrued expenses	840,223	826,966
Interest payable	1,263	127,244
	1,182,378	1,069,049